FROST GROWTH EQUITY FUND April 30, 2025 (Unaudited)

Description	Shares	Value
COMMON STOCK§ — 99.0%
Communication Services — 15.2%
Alphabet, Cl C	37,787	$6,079,550
Alphabet, Cl A	42,403	6,733,596
Meta Platforms, Cl A	19,601	10,760,949
Netflix *	5,269	5,963,033
Spotify Technology *	4,557	2,797,907
		32,335,035
Consumer Discretionary — 14.6%
Amazon.com *	77,274	14,250,871
Booking Holdings	452	2,304,875
Chipotle Mexican Grill, Cl A *	50,387	2,545,551
Home Depot	7,684	2,770,005
Lululemon Athletica *	1,215	328,986
NIKE, Cl B	6,731	379,628
O'Reilly Automotive *	2,312	3,271,942
Royal Caribbean Cruises	5,090	1,093,892
Tesla *	9,215	2,600,104
TJX	11,298	1,453,827
		30,999,681
Consumer Staples — 2.8%
Coca-Cola	26,063	1,890,871
Costco Wholesale	3,201	3,183,394
Monster Beverage *	15,626	939,435
		6,013,700
Energy — 0.4%
Hess	7,353	948,905

Financials — 8.8%
Arthur J Gallagher	4,738	1,519,429
Mastercard, Cl A	11,873	6,507,117
Moody's	5,778	2,618,127
Visa, Cl A	23,191	8,012,491
		18,657,164
Health Care — 10.4%
AbbVie	10,115	1,973,437
Boston Scientific *	31,919	3,283,507
Danaher	8,763	1,746,729
Eli Lilly	10,181	9,152,210
Intuitive Surgical *	8,096	4,175,917
Regeneron Pharmaceuticals	1,084	649,056
UnitedHealth Group	2,876	1,183,301
		22,164,157
Industrials — 4.3%
Canadian Pacific Kansas City	13,368	968,779
Eaton	3,662	1,077,983
General Electric	14,388	2,899,757
Trane Technologies	3,500	1,341,585
Uber Technologies *	32,985	2,672,115
		8,960,219
Information Technology — 40.9%
Adobe *	4,929	1,848,276
Apple	82,444	17,519,350
ASML Holding, Cl G	1,549	1,034,856
Atlassian, Cl A *	6,130	1,399,540
Broadcom	30,817	5,931,348
Datadog, Cl A *	10,680	1,091,069
Globant *	4,537	533,415
Intuit	3,657	2,294,658

Description	Shares	Value
Marvell Technology	15,907	$928,492
Microsoft	58,533	23,135,754
NVIDIA	164,309	17,896,536
Oracle	12,824	1,804,593
Palo Alto Networks *	8,814	1,647,601
QUALCOMM	5,576	827,813
Salesforce	4,488	1,205,970
ServiceNow *	3,753	3,584,153
Snowflake, Cl A *	9,747	1,554,549
Synopsys *	2,436	1,118,148
Workday, Cl A *	6,344	1,554,280
		86,910,401
Materials — 0.7%
Sherwin-Williams	4,205	1,484,029

Real Estate — 0.9%
American Tower ‡	8,514	1,919,141

Total Common Stock
(Cost $90,148,386)		210,392,432

Total Investments — 99.0%
(Cost $90,148,386)		$210,392,432

Percentages are based on Net Assets of $212,588,741.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

See “Glossary” for abbreviations.

FIA-QH-001-3500

FROST TOTAL RETURN BOND FUND April 30, 2025 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 38.3%
Agency Mortgage-Backed Obligation — 23.5%
FHLMC
6.000%, 08/01/53 to 09/01/53	$42,170,979	$42,927,527
5.500%, 08/01/54 to 11/01/54	172,511,199	172,590,336
5.000%, 06/01/54	30,502,692	29,928,125
FHLMC STRIPS, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	349,506	27,379
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	4,676,331	4,531,222
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	420,282	8,503
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	1,157,267	23,466
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	5,315,804	423,745
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	936,115	21,276
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	2,192,562	94,681
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	230,477	32,642
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	3,410,932	3,372,502
FHLMC, Ser 2019-4908, Cl AS, IO
1.632%, SOFR30A + 5.986%, 01/25/45 (A)	8,052,513	927,231
FHLMC, Ser 2024-5406, Cl PO, PO
0.000%, 03/25/52 (B)(C)	65,018,599	43,433,094
FHLMC, Ser 2024-5417, Cl JA
5.500%, 08/25/44	87,006,251	88,496,416
FHLMC, Ser 2024-5425, Cl A
5.500%, 09/25/44	78,302,086	79,649,000
FHLMC, Ser 2024-5429, Cl DV
6.000%, 04/25/35	13,208,592	13,810,254
FNMA
6.500%, 11/01/53	34,622,378	35,795,995
6.000%, 09/01/53	17,686,764	17,808,356
5.500%, 05/01/44 to 01/01/54	20,743,227	20,793,897
5.000%, 11/01/39 to 07/01/53	29,064,939	28,822,194
4.500%, 08/01/41	1,632,423	1,618,008
3.000%, 11/01/46	3,353,987	2,980,229
2.710%, 09/01/29	8,000,000	7,562,983
2.180%, 01/01/27	5,000,000	4,844,683
FNMA STRIPS, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	503,032	6,383

Description	Face Amount	Value
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	$1,107,580	$56,234
FNMA, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	76,313	525
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	1,715,621	77,791
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	4,641,618	4,511,947
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	461,276	14,932
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	2,949,297	241,856
FNMA, Ser 2024-25, Cl A
6.000%, 03/25/44	15,900,738	16,365,418
FNMA, Ser 2024-25, Cl AD
5.000%, 03/25/44	19,875,922	19,989,849
GNMA
6.500%, 01/20/54	3,467,212	3,521,530
6.000%, 10/20/54	4,789,171	4,815,941
5.000%, 02/20/55	23,442,883	22,839,340
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (A)	5,891,191	623,359
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	1,247,739	40,163
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	1,352,353	86,380
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	399,234	2,221
GNMA, Ser 2015-103, Cl CI, IO
4.000%, 07/20/45	8,452,134	1,291,741
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	332,130	1,764
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	12,803,292	2,644,531
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	568,240	9,893
GNMA, Ser 2020-189, Cl IJ, IO
2.500%, 12/20/50	17,377,212	2,221,871
GNMA, Ser 2020-191, Cl CT
1.250%, 12/20/50	3,404,279	2,648,214
GNMA, Ser 2021-8, Cl IG, IO
2.500%, 01/20/51	23,200,528	2,976,760
GNMA, Ser 2022-182, Cl PO, PO
0.000%, 10/20/52 (B)(C)	27,008,462	19,584,981
GNMA, Ser 2022-201, Cl PO, PO
0.000%, 11/20/52 (B)(C)	16,098,286	12,113,678
GNMA, Ser 2023-122, Cl G
5.500%, 05/20/46	5,532,157	5,598,794
GNMA, Ser 2023-151, Cl PO, PO
0.000%, 10/20/53 (B)(C)	27,656,053	23,252,872
GNMA, Ser 2023-163, Cl B
6.000%, 02/20/48	16,518,566	16,984,599
GNMA, Ser 2023-163, Cl LB
6.000%, 02/20/48	10,000,000	10,289,089
GNMA, Ser 2023-196, Cl QA
5.000%, 05/20/53	21,530,736	21,536,597
GNMA, Ser 2023-59, Cl G
6.000%, 03/20/50	3,391,304	3,412,941

FROST TOTAL RETURN BOND FUND April 30, 2025 (Unaudited)

Description	Face Amount	Value
GNMA, Ser 2023-93, Cl B
5.500%, 12/20/44	$4,526,980	$4,620,071
GNMA, Ser 2024-1, Cl TA
5.500%, 08/20/48	5,241,793	5,287,677
GNMA, Ser 2024-151, Cl DA
4.500%, 08/20/52	6,786,764	6,684,994
GNMA, Ser 2024-151, Cl JA
4.500%, 10/20/53	17,528,202	17,380,246
GNMA, Ser 2024-19, Cl H
5.500%, 12/20/51	2,336,655	2,362,876
GNMA, Ser 2024-30, Cl NP
5.000%, 02/20/54	5,152,575	5,066,167
GNMA, Ser 2025-28, Cl FW
5.200%, SOFR30A + 0.850%, 04/20/54 (A)	46,966,597	46,909,673

		886,597,642
Commercial Mortgage-Backed Obligation — 7.6%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl F
7.428%, TSFR1M + 3.127%, 09/15/34 (A)(D)	12,500,000	11,710,362
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	66,788	65,931
Benchmark Mortgage Trust, Ser 2020-B18, Cl E
2.250%, 07/15/53 (D)	8,000,000	4,146,186
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (D)	13,000,000	8,553,792
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4
2.437%, 09/15/48 (D)	10,000,000	8,600,917
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.662%, 03/09/44 (A)(D)	8,000,000	7,346,821
BXMT, Ser 2020-FL2, Cl A
5.593%, TSFR1M + 1.264%, 02/15/38 (A)(D)	2,158,124	2,143,886
Chase Home Lending Mortgage Trust Series, Ser 2025-2, Cl A5
6.000%, 12/25/55 (A)(D)	15,000,000	14,977,536
Chase Home Lending Mortgage Trust, Ser 2025-3, Cl A2
5.500%, 02/25/56 (A)(D)	8,842,523	8,745,808
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.082%, 06/10/48 (A)	5,000,000	1,092,520
COMM Mortgage Trust, Ser 2014-UBS6, Cl C
4.399%, 12/10/47 (A)	1,787,227	1,760,419
COMM Mortgage Trust, Ser 2015-DC1, Cl D
4.430%, 02/10/48 (A)(D)	9,000,000	5,655,600
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
4.929%, 04/10/47 (A)(D)	4,266,817	4,136,252

Description	Face Amount	Value
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/49 (D)(E)	$1,763,321	$1,692,141
DROP Mortgage Trust, Ser 2021-FILE, Cl D
7.187%, TSFR1M + 2.864%, 10/15/43 (A)(D)	15,000,000	12,710,025
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
5.946%, 11/25/52 (A)(D)	31,189,387	27,153,106
FHLMC, Ser 2024-5491, Cl C
5.500%, 11/25/50	52,562,434	53,306,466
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.208%, 04/25/48 (A)(D)	5,000,000	4,942,473
FREMF Mortgage Trust, Ser 2016-K57, Cl C
4.050%, 08/25/49 (A)(D)	8,840,000	8,704,856
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (A)(D)	2,500,000	2,303,223
JP Morgan Mortgage Trust Series, Ser 2025-CES1, Cl M1
6.267%, 05/25/55 (A)(D)	2,339,000	2,345,496
JP Morgan Mortgage Trust, Ser 2024-9, Cl A4
5.500%, 02/25/55 (A)(D)	3,839,232	3,837,932
JP Morgan Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 06/25/55 (A)(D)	18,935,619	19,119,037
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.473%, 06/15/49 (A)	4,328,000	2,567,169
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.560%, 02/15/51 (A)	338,124	336,782
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (A)(F)(G)	1,000,000	—
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (D)	3,000,000	2,941,412
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.871%, 05/15/49 (A)	2,413,000	2,221,007
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM5, Cl A1
5.649%, 10/25/69 (A)(D)	3,780,410	3,795,970
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-NQM1, Cl A2
5.941%, 11/25/69 (D)(E)	3,829,098	3,852,926
Rate Mortgage Trust, Ser 2025-J1, Cl A1
6.000%, 03/25/55 (A)(D)	20,375,702	20,456,084

FROST TOTAL RETURN BOND FUND April 30, 2025 (Unaudited)

Description	Face Amount	Value
RCKT Mortgage Trust, Ser 2025-1, Cl A1
6.000%, 03/25/55 (A)(D)	$4,891,600	$4,910,897
TRTX Issuer, Ser 2021-FL4, Cl C
6.843%, TSFR1M + 2.514%, 03/15/38 (A)(D)	10,000,000	9,952,500
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.856%, 01/15/59 (A)	5,000,000	4,897,590
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(D)	2,000,000	1,897,560
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	4,771,005
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.194%, 08/17/36 (A)(D)	5,000,000	4,889,493
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(D)	6,094,367	5,636,070

		288,177,250
Non-Agency Residential Mortgage-Backed Obligation — 7.2%
Angel Oak Mortgage Trust, Ser 2021-4, Cl A3
1.446%, 01/20/65 (A)(D)	1,706,631	1,440,406
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(D)	7,662,969	7,471,469
Brean Asset Backed Securities Trust, Ser 2024-RM9, Cl A1
5.000%, 09/25/64 (D)	4,936,465	4,859,596
CAFL Issuer, Ser 2023-RTL1, Cl A2
9.300%, 12/28/30 (D)(E)	15,000,000	15,240,906
CAFL, Ser 2021-RTL1, Cl A1
4.239%, 03/28/29 (D)(E)	770,063	768,176
CAFL, Ser 2022-RTL1, Cl A1
4.250%, 05/28/29 (E)	2,651,430	2,644,723
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, US0001M + 2.250%, 02/25/37 (A)(F)(G)	1,000,000	—
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(D)	4,007,370	4,049,206
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(D)	714,975	663,304
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (A)(D)	85,690	81,482
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (A)(D)	940,067	880,582

Description	Face Amount	Value
GS Mortgage-Backed Securities Trust, Ser 2024-PJ5, Cl A4
6.500%, 09/25/54 (A)(D)	$14,991,299	$15,253,054
GS Mortgage-Backed Securities Trust, Ser 2024-RPL2, Cl A2
4.033%, 07/25/61 (A)(D)	15,000,000	14,344,584
GS Mortgage-Backed Securities Trust, Ser 2025-PJ2, Cl A1
6.000%, 07/25/55 (A)(D)	29,323,723	29,439,405
JP Morgan Mortgage Trust Series, Ser 2024-3, Cl A3
3.000%, 05/25/54 (A)(D)	9,081,711	7,713,782
JP Morgan Mortgage Trust, Ser 2024-2, Cl A3
6.000%, 08/25/54 (A)(D)	4,466,913	4,484,535
JP Morgan Mortgage Trust, Ser 2024-2, Cl B2
7.347%, 08/25/54 (A)(D)	10,145,963	10,792,326
JP Morgan Mortgage Trust, Ser 2024-7, Cl A4
3.000%, 04/25/53 (A)(D)	11,195,742	10,036,762
MFA Trust, Ser 2022-INV1, Cl A3
4.250%, 04/25/66 (A)(D)	4,000,000	3,513,168
PRET Trust, Ser 2025-RPL2, Cl A1
4.000%, 08/25/64 (D)(E)	4,948,544	4,759,065
PRET, Ser 2021-NPL5, Cl A2
4.704%, 10/25/51 (D)(E)	7,194,337	7,110,429
PRET, Ser 2021-RN3, Cl A1
4.843%, 09/25/51 (D)(E)	5,108,198	5,088,349
PRET, Ser 2021-RN4, Cl A2
9.194%, 10/25/51 (A)(D)	6,260,367	6,252,152
PRET, Ser 2024-NPL3, Cl A1
7.520%, 04/27/54 (D)(E)	5,469,823	5,487,904
PRET, Ser 2024-NPL5, Cl A1
5.963%, 09/25/54 (D)(E)	3,856,197	3,839,034
PRET, Ser 2024-NPL6, Cl A2
8.716%, 10/25/54 (D)(E)	3,000,000	2,970,221
PRET, Ser 2024-NPL7, Cl A2
8.956%, 10/25/54 (D)(E)	4,250,000	4,225,924
PRET, Ser 2024-NPL8, Cl A1
5.963%, 11/25/54 (D)(E)	3,237,615	3,230,640
PRET, Ser 2024-RN2, Cl A1
7.125%, 04/25/54 (D)(E)	4,762,358	4,790,277
PRET, Ser 2025-NPL2, Cl A1
5.835%, 03/25/55 (D)(E)	4,931,783	4,911,418
PRPM, Ser 2024-2, Cl A1
7.026%, 03/25/29 (D)(E)	1,685,792	1,689,286
PRPM, Ser 2024-3, Cl A1
6.994%, 05/25/29 (D)(E)	4,265,337	4,274,092
PSMC Trust, Ser 2020-2, Cl A2
3.000%, 05/25/50 (A)(D)	445,076	396,917
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.842%, 04/25/43 (A)(D)	41,552,659	957,273
Sequoia Mortgage Trust, Ser 2024-5, Cl A1
6.500%, 06/25/54 (A)(D)	5,506,814	5,602,966

FROST TOTAL RETURN BOND FUND April 30, 2025 (Unaudited)

Description	Face Amount	Value
Sequoia Mortgage Trust, Ser 2024-9, Cl A5
5.500%, 10/25/54 (A)(D)	$10,561,146	$10,596,660
Sequoia Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 01/25/55 (A)(D)	13,023,009	13,188,215
Sequoia Mortgage Trust, Ser 2025-2, Cl A4
6.000%, 03/25/55 (A)(D)	24,061,045	24,300,159
Sequoia Mortgage Trust, Ser 2025-3, Cl A2
5.500%, 04/25/55 (A)(D)	5,715,700	5,662,115
Toorak Mortgage Trust, Ser 2024-2, Cl A1
6.329%, 10/25/31 (D)(E)	5,000,000	5,007,433
Toorak Mortgage Trust, Ser 2024-RRTL1, Cl M1
9.162%, 02/25/39 (A)(D)	1,500,000	1,522,606
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/39 (D)(E)	7,000,000	6,970,381
VOLT CIII, Ser 2021-CF1, Cl A2
3.967%, 08/25/51 (D)(E)	3,402,585	3,087,628
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (D)(E)	4,107,504	4,011,270

		273,609,880
Total Mortgage-Backed Securities
(Cost $1,446,458,304)		1,448,384,772

U.S. TREASURY OBLIGATIONS — 23.9%
U.S. Treasury Bonds
4.750%, 11/15/43	100,000,000	101,031,250
4.625%, 11/15/44	225,000,000	222,750,000
4.125%, 08/15/44	200,000,000	185,375,000
4.000%, 11/15/42	80,000,000	73,762,500
3.250%, 05/15/42	120,000,000	100,181,250
U.S. Treasury Notes
4.500%, 12/31/31	90,000,000	93,076,172
4.375%, 01/31/32	100,000,000	102,664,062
4.000%, 04/30/32	25,000,000	25,109,375
Total U.S. Treasury Obligations
(Cost $930,438,845)		903,949,609

CORPORATE OBLIGATIONS — 16.4%
Communication Services — 0.9%
OT Midco
10.000%, 02/15/30(D)	24,000,000	19,527,476
Warnermedia Holdings
5.391%, 03/15/62	15,000,000	10,203,850
4.279%, 03/15/32	5,000,000	4,281,402
		34,012,728
Consumer Discretionary — 1.9%
Choice Hotels International
3.700%, 01/15/31	3,000,000	2,728,597
3.700%, 12/01/29	8,000,000	7,501,111
Cornell University
4.835%, 06/15/34	2,000,000	1,981,151
Cruise Yacht Upper HoldCo
11.875%, 07/05/28	2,000,000	1,942,500

Description	Face Amount	Value
Hyundai Capital America
5.300%, 01/08/29(D)	$5,000,000	$5,046,650
JBS USA Holding Lux Sarl
7.250%, 11/15/53	4,863,000	5,458,197
6.750%, 03/15/34	10,000,000	10,841,190
Nissan Motor Acceptance
7.050%, 09/15/28(D)	2,000,000	2,044,742
Saks Global Enterprises
11.000%, 12/15/29(D)	33,000,000	20,015,733
STL Holding
8.750%, 02/15/29(D)	8,600,000	8,733,971
TransJamaican Highway
5.750%, 10/10/36(D)	1,287,278	1,177,859
VistaJet Malta Finance
6.375%, 02/01/30(D)	2,000,000	1,726,731
William Marsh Rice University
2.598%, 05/15/50	1,810,000	1,114,506
		70,312,938
Consumer Staples — 0.3%
J M Smucker
6.200%, 11/15/33	5,000,000	5,332,669
JBS USA Holding Lux Sarl
6.500%, 12/01/52	5,000,000	5,147,580
		10,480,249
Energy — 3.6%
APA
7.750%, 12/15/29(D)	4,133,862	4,358,615
Barclays
9.625%, USISSO05 + 5.775%, 03/15/74(A)	5,000,000	5,458,300
6.692%, SOFRRATE + 2.620%, 09/13/34(A)	2,000,000	2,136,396
Danske Bank
5.705%, H15T1Y + 1.400%, 03/01/30(A)(D)	5,000,000	5,157,281
Golub Capital Private Credit Fund
5.800%, 09/12/29(D)	2,000,000	1,968,021
New England Power
2.807%, 10/06/50(D)	5,000,000	2,997,725
Panoro Energy
10.250%, 12/11/29	2,500,000	2,508,767
Paratus Energy Services
9.000% PIK, 07/15/26	2,114,563	2,109,720
9.000% PIK, 07/15/26(D)	4,433,363	4,423,210
Paratus Energy Services
9.500%, 06/27/29	47,400,000	46,392,750
PBF Holding
9.875%, 03/15/30(D)	18,000,000	15,843,541
Societe Generale
8.125%, H15T5Y + 3.790%, 05/21/73(A)(D)	4,000,000	3,948,492
Telford Finco
11.000%, 11/06/29	13,000,000	12,683,060
Topaz Solar Farms
5.750%, 09/30/39(D)	2,050,000	1,916,073
Waldorf Energy Finance
15.000%, 09/02/73	1,832,387	1,095,768
12.000%, 03/02/26(G)	7,485,442	4,551,149

FROST TOTAL RETURN BOND FUND April 30, 2025 (Unaudited)

Description	Face Amount	Value
Waldorf Production UK
13.000%, 09/02/25	$11,021,065	$10,801,117
13.000%, 09/02/25	10,732,998	10,518,803
		138,868,788
Financials — 5.8%
BAC Capital Trust XIV
4.961%, TSFR3M + 0.662%, 09/15/73(A)	9,870,000	8,073,370
Banco Santander
9.625%, H15T5Y + 5.298%, 02/21/74(A)	5,000,000	5,648,455
Barclays
8.000%, H15T5Y + 5.431%, 12/15/73(A)	30,250,000	30,903,972
Cantor Fitzgerald
7.200%, 12/12/28(D)	1,000,000	1,053,920
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/34(A)	5,000,000	5,117,826
Comerica
5.982%, SOFRRATE + 2.155%, 01/30/30(A)	10,000,000	10,122,823
4.000%, 02/01/29	13,300,000	12,695,238
Comerica Bank
7.875%, 09/15/26	24,790,000	25,624,236
Credit Suisse Group
5.100%, H15T5Y + 3.293%, 07/24/73(G)	10,000,000	700,000
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/27(A)	4,000,000	4,103,840
7.079%, SOFRRATE + 3.650%, 02/10/34(A)	10,000,000	10,445,375
3.742%, SOFRRATE + 2.257%, 01/07/33(A)	2,000,000	1,764,090
F&G Annuities & Life
7.400%, 01/13/28	7,000,000	7,311,562
Farmers Exchange Capital
7.200%, 07/15/48(D)	3,000,000	3,004,061
7.050%, 07/15/28(D)	11,075,000	11,647,447
Goldman Sachs Group
3.800%, H15T5Y + 2.969%, 11/10/73(A)	5,000,000	4,825,754
Intesa Sanpaolo MTN
4.000%, 09/23/29(D)	5,000,000	4,821,655
Jefferies Financial Group MTN
6.000%, 09/16/36	4,732,000	4,610,305
JPMorgan Chase
4.979%, SOFRRATE + 0.930%, 07/22/28(A)	10,000,000	10,116,593
KeyBank MTN
5.000%, 01/26/33	5,000,000	4,814,908
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/35(A)	5,000,000	5,237,641
4.100%, 04/30/28	7,113,000	7,013,660
Royal Bank of Canada MTN
5.500%, 04/28/33	10,000,000	9,905,050
5.200%, 01/31/33	3,000,000	2,945,370

Description	Face Amount	Value
SBL Holdings
7.000%, H15T5Y + 5.580%, 05/13/73(A)(D)	$2,500,000	$2,361,474
6.500%, H15T5Y + 5.620%, 11/13/73(A)(D)	12,492,000	10,931,758
Synovus Bank
5.625%, 02/15/28	8,000,000	8,027,263
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34(A)	4,000,000	4,129,810
3.700%, H15T5Y + 2.541%, 01/15/74(A)	3,273,000	3,057,618
		221,015,074
Industrials — 2.8%
AerCap Ireland Capital DAC
6.450%, 04/15/27	3,662,000	3,775,332
Boeing
7.008%, 05/01/64	38,598,000	41,262,911
5.930%, 05/01/60	15,000,000	13,835,055
5.875%, 02/15/40	15,355,000	15,043,661
5.705%, 05/01/40	5,000,000	4,853,819
2.950%, 02/01/30	3,344,000	3,068,245
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	5,866,915
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
3.900%, 01/15/26	5,252,338	5,126,785
nVent Finance Sarl
5.650%, 05/15/33	3,000,000	2,971,228
Regal Rexnord
6.300%, 02/15/30	4,500,000	4,647,707
Twma Finance
13.000%, 02/08/27	3,500,000	3,616,780
		104,068,438
Information Technology — 0.6%
Gartner
3.625%, 06/15/29(D)	3,000,000	2,813,589
Kyndryl Holdings
4.100%, 10/15/41	26,481,000	19,962,144
		22,775,733
Materials — 0.0%
Nacional del Cobre de Chile
3.150%, 01/15/51 (D)	500,000	304,654

Utilities — 0.5%
Northwest Natural Holding
7.000%, H15T5Y + 2.701%, 09/15/55(A)	2,000,000	1,944,988
Pacific Gas and Electric
4.500%, 07/01/40	11,000,000	9,120,038
3.750%, 08/15/42	5,000,000	3,573,179
Sempra
6.000%, 10/15/39	6,000,000	5,957,891
		20,596,096
Total Corporate Obligations
(Cost $641,978,357)		622,434,698

FROST TOTAL RETURN BOND FUND April 30, 2025 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 8.6%
Automotive — 6.3%
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (D)	$15,000,000	$15,553,066
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl C
5.730%, 07/12/30 (D)	8,000,000	8,074,315
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl D
6.040%, 07/12/30 (D)	8,000,000	8,112,343
American Credit Acceptance Receivables Trust, Ser 2024-4, Cl D
5.340%, 08/12/31 (D)	5,000,000	4,997,929
American Credit Acceptance Receivables Trust, Ser 2025-1, Cl C
5.090%, 08/12/31 (D)	44,000,000	44,214,082
American Credit Acceptance Receivables Trust, Ser 2025-1, Cl D
5.540%, 08/12/31 (D)	25,000,000	25,147,205
Avid Automobile Receivables Trust, Ser 2023-1, Cl E
11.140%, 05/15/29 (D)	5,595,000	5,741,140
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (D)	4,000,000	3,977,366
CarNow Auto Receivables Trust, Ser 2023-1A, Cl E
12.040%, 04/16/29 (D)	5,000,000	4,043,024
Centerline Logistics, Ser 2023-1, Cl A2
9.750%, 12/15/27 (D)	9,966,003	10,013,561
CIFC Funding, Ser 2025-2A, Cl BR
5.670%, TSFR3M + 1.400%, 04/19/35 (A)(D)	9,125,000	9,005,910
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (D)	7,000,000	6,991,033
Dext ABS, Ser 2025-1, Cl D
5.650%, 02/15/36 (D)	6,000,000	6,028,837
DT Auto Owner Trust, Ser 2021-3A, Cl D
1.310%, 05/17/27 (D)	3,826,965	3,750,163
First Investors Auto Owner Trust, Ser 2022-1A, Cl E
5.410%, 06/15/29 (D)	2,280,000	2,223,377
First Investors Auto Owner Trust, Ser 2023-1A, Cl D
7.740%, 01/15/31 (D)	9,000,000	9,540,039
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (D)	7,931,000	7,909,599

Description	Face Amount	Value
Flagship Credit Auto Trust, Ser 2024-3, Cl C
5.410%, 09/16/30 (D)	$4,500,000	$4,547,568
Flagship Credit Auto Trust, Ser 2024-3, Cl D
6.110%, 09/16/30 (D)	5,886,000	5,884,333
Ford Credit Auto Lease Trust, Ser 2023-B, Cl C
6.430%, 04/15/27	5,000,000	5,053,895
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A1
4.604%, 12/15/25	437,217	437,212
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (D)	4,230,000	4,088,864
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl E
5.640%, 05/15/29 (D)	4,000,000	3,983,697
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl E
8.350%, 10/15/29 (D)	1,990,000	2,068,037
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl C
5.210%, 02/18/31 (D)	2,250,000	2,260,236
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/28 (D)	3,000,000	2,961,296
Prestige Auto Receivables Trust, Ser 2024-2A, Cl D
5.150%, 07/15/30 (D)	4,000,000	3,996,706
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/28 (D)	3,369,449	3,377,862
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (D)	4,000,000	4,089,980
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (D)	11,910,000	12,555,024
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl A
4.940%, 02/15/29 (D)	6,686,194	6,686,864
Veros Auto Receivables Trust, Ser 2021-1, Cl C
3.640%, 08/15/28 (D)	2,227,830	2,212,413

		239,526,976
Other Asset-Backed Securities — 2.3%
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl E
9.320%, 10/22/29 (D)	2,600,000	2,638,321
Aqua Finance Trust, Ser 2024-A, Cl A
4.810%, 04/18/50 (D)	4,664,855	4,648,638
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (D)	5,993,367	6,062,788

FROST TOTAL RETURN BOND FUND April 30, 2025 (Unaudited)

Description	Face Amount	Value
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (D)	$1,035,229	$978,700
CF Hippolyta Issuer, Ser 2020-1, Cl A2
1.990%, 07/15/60 (D)	5,217,140	4,802,496
Dext ABS, Ser 2025-1, Cl B
4.980%, 08/15/35 (D)	5,000,000	5,020,239
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl A
6.650%, 02/20/55 (D)	4,443,886	4,392,410
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl B
8.440%, 02/20/55 (D)	3,555,109	3,434,965
EverBright Solar Trust, Ser 2024-A, Cl B
8.130%, 06/22/54 (D)	5,790,344	5,287,173
Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (D)	1,966,091	1,860,253
JGWPT XXVI LLC, Ser 2012-2A, Cl B
6.770%, 10/17/61 (D)	1,139,778	1,157,780
Libra Solutions, Ser 2023-1A, Cl A
7.000%, 02/15/35 (D)	—	—
Libra Solutions, Ser 2023-1A, Cl B
10.250%, 02/15/35 (D)	1,307,341	1,295,023
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (D)	2,027,752	1,649,873
Oportun Issuance Trust, Ser 2022-A, Cl C
7.400%, 06/09/31 (D)	3,000,000	3,053,117
Pawneee Equipment Receivables, Ser 2021-1, Cl C
2.300%, 07/15/27 (D)	4,700,000	4,654,396
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (D)	4,000,000	4,043,334
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (D)	98,942	97,953
Textainer Marine Containers VII, Ser 2024-1A, Cl A
5.250%, 08/20/49 (D)	6,552,000	6,537,993
T-Mobile US Trust, Ser 2025-1A, Cl A
4.740%, 11/20/29 (D)	5,000,000	5,061,179
VFI ABS, Ser 2023-1A, Cl B
7.780%, 08/24/29 (D)	10,000,000	10,192,155
VR Funding, Ser 2020-1A, Cl A
2.790%, 11/15/50 (D)	4,905,613	4,616,245
VR Funding, Ser 2020-1A, Cl C
6.420%, 11/15/50 (D)	1,928,882	1,900,211

		83,385,242

Description	Face Amount	Value
Student Loan — 0.0%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (D)	$717,167	$677,424

Total Asset-Backed Securities
(Cost $322,336,547)		323,589,642

COLLATERALIZED LOAN OBLIGATIONS — 4.9%
Apidos CLO XXX, Ser 2024-XXXA, Cl BR
6.120%, TSFR3M + 1.850%, 10/18/31 (A)(D)	5,170,000	5,136,183
Battalion CLO XXIII, Ser 2024-23A, Cl DR1
8.206%, TSFR3M + 3.950%, 10/15/37 (A)(D)	5,000,000	5,015,265
BSL CLO 5, Ser 2024-5A, Cl B
6.015%, TSFR3M + 1.700%, 01/20/38 (A)(D)	4,000,000	3,965,220
Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2
5.683%, TSFR3M + 1.442%, 01/14/32 (A)(D)	10,760,456	10,759,617
Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR
5.658%, TSFR3M + 1.402%, 07/15/31 (A)(D)	6,274,860	6,273,799
Elmwood CLO 24, Ser 2024-3A, Cl BR
5.880%, TSFR3M + 1.600%, 01/17/38 (A)(D)	4,600,000	4,582,561
Elmwood CLO V, Ser 2024-2A, Cl D1RR
7.420%, TSFR3M + 3.150%, 10/20/37 (A)(D)	9,000,000	8,983,944
Golub Capital Partners, Ser 2017-24A, Cl AR
6.165%, TSFR3M + 1.862%, 11/05/29 (A)(D)	1,076,868	1,076,501
Golub Capital Partners, Ser 2021-19RA, Cl B1R2
6.081%, TSFR3M + 1.812%, 04/20/34 (A)(D)	20,000,000	19,950,660
Greystone CRE Notes, Ser 2024-HC3, Cl AS
7.153%, TSFR1M + 2.832%, 03/15/41 (A)(D)	18,000,000	17,868,920
LCM 42, Ser 2024-42A, Cl D1
7.756%, TSFR3M + 3.500%, 01/15/38 (A)(D)	10,000,000	10,003,030
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
5.602%, TSFR3M + 1.342%, 07/16/31 (A)(D)	3,214,679	3,214,068
OHA Credit Funding 7, Ser 2022-7A, Cl AR
5.570%, TSFR3M + 1.300%, 02/24/37 (A)(D)	25,000,000	24,954,850

FROST TOTAL RETURN BOND FUND April 30, 2025 (Unaudited)

Description	Face Amount	Value
Sycamore Tree CLO, Ser 2025-6A, Cl A1
5.482%, TSFR3M + 1.200%, 04/20/38 (A)(D)	$25,000,000	$24,747,700
Sycamore Tree CLO, Ser 2025-6A, Cl C
6.082%, TSFR3M + 1.800%, 04/20/38 (A)(D)	15,000,000	14,700,195
Texas Debt Capital CLO, Ser 2023-1A, Cl A
6.072%, TSFR3M + 1.800%, 04/20/36 (A)(D)	4,000,000	4,001,668
Venture XIX, Ser 2018-19A, Cl ARR
5.778%, TSFR3M + 1.522%, 01/15/32 (A)(D)	11,719,220	11,718,740
Wind River CLO, Ser 2024-1A, Cl D
8.520%, TSFR3M + 4.250%, 04/20/37 (A)(D)	10,000,000	9,991,430
Total Collateralized Loan Obligations
(Cost $187,772,422)		186,944,351

SOVEREIGN DEBT — 1.6%
Colombia Government International Bond
3.250%, 04/22/32	5,000,000	3,852,265
Kenya Government International Bond
7.250%, 02/28/28 (D)	3,000,000	2,820,000
Kingdom of Belgium Government International Bond
4.875%, 06/10/55	10,000,000	9,273,033
4.350%, 11/06/34 (D)	40,000,000	39,903,517
Provincia de Buenos Aires
6.625%, 09/01/37 (D)(E)	314,222	210,529
Romanian Government International Bond
7.500%, 02/10/37 (D)	1,000,000	995,100
Ukraine Government International Bond
1.750%, 08/01/25 to 08/01/25 (E)	2,403,678	1,376,346
0.000%, 02/01/27 to 02/01/27 (E)	1,382,113	625,188
Total Sovereign Debt
(Cost $59,598,945)		59,055,978

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
FFCB
6.010%, 03/28/44	2,000,000	2,000,000
5.940%, 01/08/44	7,500,000	7,427,076
5.490%, 09/22/42	1,000,000	998,316
5.370%, 04/08/38	2,000,000	1,985,881
5.360%, 06/16/33	2,000,000	2,000,890
FHLB
6.250%, 10/28/54	2,000,000	1,999,378
6.125%, 10/30/54	1,375,000	1,372,228

Description	Face Amount	Value
6.000%, 04/12/38 to 07/15/39	$17,101,132	$17,101,498
5.940%, 04/20/43	2,000,000	2,000,179
5.625%, 02/14/34 to 02/23/39	4,333,333	4,337,826
2.150%, 09/23/36	1,500,000	1,168,454
Tennessee Valley Authority
4.250%, 09/15/52	7,521,000	6,271,124
Total U.S. Government Agency Obligations
(Cost $49,583,968)		48,662,850
	Shares
COMMON STOCK — 1.2%
Energy — 1.2%
Paratus Energy Services *	12,800,000	43,628,814

Total Common Stock
(Cost $–)		43,628,814
	Face Amount
MUNICIPAL BONDS — 1.2%
Board of Regents of the University of Texas System, Build America Bonds, Ser D, Cl D, RB
5.134%, 08/15/42	3,000,000	2,956,786
Board of Regents of the University of Texas System, Ser C, RB
4.794%, 08/15/46	4,670,000	4,370,011
City of Houston Texas, GO
3.961%, 03/01/47	12,000,000	10,040,940
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	4,495,742	4,341,456
Mission, Economic Development, RB
8.550%, 12/01/21(F)(G)	2,125,000	21,250
Mission, Economic Development, RB
10.875%, 12/01/28(F)(G)	3,315,000	33,150
9.750%, 12/01/25(F)(G)	3,045,000	30,450
North Texas Tollway Authority, RB
8.410%, 02/01/30	1,474,000	1,613,068
Northwest Independent School District, Ser A, GO, PSF-GTD
1.776%, 02/15/31	2,000,000	1,751,151
1.836%, 02/15/32	1,890,000	1,612,057
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, Cl A, RB, CITY APPROP ST AID WITHHLDG
8.000%, 05/15/29	5,000,000	5,011,920
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	3,980,000	4,071,630

FROST TOTAL RETURN BOND FUND April 30, 2025 (Unaudited)

Description	Face Amount	Value
USAFA Visitor's Center Business Improvement District, Ser B, RB
6.750%, 12/01/42(D)	$12,570,000	$10,920,829
Total Municipal Bonds
(Cost $55,340,525)		46,774,698
	Shares
COMMERCIAL PAPER — 1.7%
Brunswick Corporation
5.106%, 05/01/25 (H)	2,800,000	2,799,617
Crown Castle Inc.
4.934%, 05/01/25 (H)	2,500,000	2,499,665
Dentsply Sirona Inc
5.166%, 05/12/25 (H)	2,500,000	2,495,728
Discovery Communications LLC
5.424%, 05/29/25 (H)	5,000,000	4,978,183
5.172%, 05/22/25 (H)	2,500,000	2,491,759
Edison International
4.651%, 05/01/25 (H)	15,000,000	14,998,095
FMC Corp
0.000%, 05/30/25 (H)	2,500,000	2,489,326
Globe Life Inc
4.698%, 10/03/25 (H)	2,000,000	1,961,087
International Flavors & Fragrance
5.118%, 05/16/25 (H)	2,300,000	2,295,276
Leggett & Platt Inc
5.165%, 05/19/25 (H)	2,500,000	2,493,889
5.111%, 05/07/25 (H)	2,000,000	1,998,215
Quanta Services Inc
4.902%, 05/02/25 (H)	6,050,000	6,048,393
Sonoco Products Company
4.971%, 05/01/25 (H)	10,000,000	9,998,604
Telus Corp
4.988%, 05/21/25 (H)	2,500,000	2,493,235
Whirlpool Corp
5.258%, 05/09/25 (H)	5,000,000	4,993,670
Total Commercial Paper
(Cost $65,040,714)		65,034,742

Total Investments — 99.1%
(Cost $3,758,548,627)		$3,748,460,154

Percentages are based on Net Assets of $3,783,854,257.

*	Non-income producing security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(C)	PO - Principal Only
(D)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at April 30, 2025 was $1,183,841,057 and represents 31.3% of Net Assets.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2025. The coupon on a step bond changes on a specific date.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Security in default on interest payments.
(H)	Interest rate represents the security’s effective yield at the time of purchase.

Amounts designated as " --" are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

FIA-QH-001-3500

FROST CREDIT FUND April 30, 2025 (Unaudited)

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 51.5%
Communication Services — 4.4%
AMC Networks
4.250%, 02/15/29	$4,000,000	$2,945,080
News
5.125%, 02/15/32(A)	5,000,000	4,770,063
OT Midco
10.000%, 02/15/30(A)	4,000,000	3,254,579
Sirius XM Radio
3.875%, 09/01/31(A)	3,000,000	2,574,269
Stagwell Global
5.625%, 08/15/29(A)	2,000,000	1,887,237
United States Cellular
6.700%, 12/15/33	2,000,000	2,165,027
Warnermedia Holdings
4.279%, 03/15/32	2,750,000	2,354,771
		19,951,026
Consumer Discretionary — 8.3%
Airswift Global
10.000%, 02/28/29(A)	3,000,000	3,019,121
Amazon.com
4.100%, 04/13/62	4,000,000	3,115,036
American Axle & Manufacturing
5.000%, 10/01/29	4,000,000	3,507,984
Beazer Homes USA
7.250%, 10/15/29(A)	1,000,000	970,748
Bloomin' Brands
5.125%, 04/15/29(A)	2,500,000	2,158,416
Choice Hotels International
5.850%, 08/01/34	2,000,000	1,962,741
Cruise Yacht Upper HoldCo
11.875%, 07/05/28	4,000,000	3,885,000
Dillard's
7.000%, 12/01/28	500,000	524,307
JBS USA Holding Lux Sarl
6.750%, 03/15/34	2,000,000	2,168,238
Newell Brands
6.375%, 05/15/30	5,000,000	4,551,471
Nissan Motor Acceptance
7.050%, 09/15/28(A)	4,000,000	4,089,484
Saks Global Enterprises
11.000%, 12/15/29(A)	5,000,000	3,032,687
STL Holding
8.750%, 02/15/29(A)	2,000,000	2,031,156
VistaJet Malta Finance
7.875%, 05/01/27(A)	2,500,000	2,427,837
		37,444,226
Consumer Staples — 2.0%
J M Smucker
6.500%, 11/15/53	2,000,000	2,126,490
JBS USA Holding Lux Sarl
6.500%, 12/01/52	3,000,000	3,088,548
Philip Morris International
5.125%, 02/15/30	2,000,000	2,051,578
4.250%, 11/10/44	2,000,000	1,658,683
		8,925,299
Energy — 9.7%
Aircastle
5.750%, 10/01/31(A)	3,500,000	3,535,087

Description	Face Amount	Value
Borr IHC
10.000%, 11/15/28(A)	$1,112,195	$945,922
BP Capital Markets
6.125%, H15T5Y + 1.924%, 06/18/73(B)	5,000,000	4,826,319
Colonial Pipeline
8.375%, 11/01/30(A)	1,500,000	1,727,299
New England Power
2.807%, 10/06/50(A)	1,990,000	1,193,095
Oglethorpe Power
5.800%, 06/01/54(A)	4,000,000	3,846,676
Panoro Energy
10.250%, 12/11/29	5,000,000	5,017,534
PBF Holding
9.875%, 03/15/30(A)	10,000,000	8,801,967
7.875%, 09/15/30(A)	2,000,000	1,645,335
Southern Natural Gas
4.800%, 03/15/47(A)	3,000,000	2,473,075
Summit Midstream Holdings
8.625%, 10/31/29(A)	500,000	492,568
Telford Finco
11.000%, 11/06/29	3,900,000	3,809,442
Topaz Solar Farms
5.750%, 09/30/39(A)	6,364,845	5,949,030
		44,263,349
Financials — 5.9%
Arthur J Gallagher
5.750%, 07/15/54	3,000,000	2,890,794
Bank of America
5.518%, SOFRRATE + 1.738%, 10/25/35(B)	3,000,000	2,942,501
Brown & Brown
5.650%, 06/11/34	3,000,000	3,033,828
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/27(B)	1,000,000	1,025,960
Discover Financial Services
6.700%, 11/29/32	2,000,000	2,132,810
F&G Annuities & Life
7.400%, 01/13/28	3,000,000	3,133,527
Golub Capital BDC
7.050%, 12/05/28	800,000	834,233
LPL Holdings
6.000%, 05/20/34	3,000,000	3,052,268
Royal Bank of Canada MTN
5.200%, 01/31/33	1,000,000	981,790
Swedbank
7.750%, H15T5Y + 3.657%, 09/17/73(B)	2,000,000	2,050,000
Synovus Financial
6.168%, SOFRRATE + 2.347%, 11/01/30(B)	2,500,000	2,522,500
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34(B)	1,000,000	1,032,453
Zions Bancorp
6.816%, SOFRRATE + 2.830%, 11/19/35(B)	1,000,000	986,272
		26,618,936

FROST CREDIT FUND April 30, 2025 (Unaudited)

Description	Face Amount	Value
Industrials — 9.4%
AerCap Ireland Capital DAC
6.500%, H15T5Y + 2.441%, 01/31/56(B)	$7,000,000	$6,797,652
Boeing
5.930%, 05/01/60	3,000,000	2,767,011
5.150%, 05/01/30	2,000,000	2,019,055
2.196%, 02/04/26	1,000,000	979,770
Burlington Northern Santa Fe
5.500%, 03/15/55	4,000,000	3,928,050
Concentrix
6.850%, 08/02/33	2,000,000	2,026,529
Contships Logistics
9.000%, 02/11/30	4,500,000	4,432,513
GATX
6.050%, 03/15/34	2,000,000	2,079,522
Huntington Ingalls Industries
5.749%, 01/15/35	5,000,000	5,094,916
4.200%, 05/01/30	3,000,000	2,895,193
Icahn Enterprises
9.750%, 01/15/29	1,000,000	987,000
Lockheed Martin
5.250%, 01/15/33	1,500,000	1,548,118
nVent Finance Sarl
5.650%, 05/15/33	3,000,000	2,971,228
Owens Corning
5.950%, 06/15/54	3,000,000	2,961,644
Twma Finance
13.000%, 02/08/27	1,500,000	1,550,049
		43,038,250
Information Technology — 6.4%
Apple
3.850%, 05/04/43	2,000,000	1,658,140
Consensus Cloud Solutions
6.000%, 10/15/26(A)	2,000,000	1,994,380
Corning
5.450%, 11/15/79	4,000,000	3,438,289
Crowdstrike Holdings
3.000%, 02/15/29	3,000,000	2,781,846
Flex
5.250%, 01/15/32	2,000,000	1,965,036
Hewlett Packard Enterprise
5.000%, 10/15/34	4,000,000	3,861,884
Kyndryl Holdings
4.100%, 10/15/41	8,929,000	6,730,939
Micron Technology
5.800%, 01/15/35	4,000,000	3,975,541
TD SYNNEX
2.650%, 08/09/31	3,000,000	2,531,746
		28,937,801
Materials — 0.9%
ATI
5.875%, 12/01/27	4,165,000	4,155,056

Real Estate — 1.5%
GLP Capital
6.750%, 12/01/33‡	1,000,000	1,054,278
3.250%, 01/15/32‡	2,500,000	2,154,072
Host Hotels & Resorts
5.500%, 04/15/35‡	2,000,000	1,931,139

Description	Face Amount	Value
Sabra Health Care
3.200%, 12/01/31‡	$2,000,000	$1,768,378
		6,907,867
Technology — 1.3%
Foundry JV Holdco
6.300%, 01/25/39(A)	2,000,000	2,075,675
5.875%, 01/25/34(A)	4,000,000	4,016,872
		6,092,547
Utilities — 1.7%
Entergy
7.125%, H15T5Y + 2.670%, 12/01/54(B)	3,000,000	3,016,305
Entergy Texas
5.550%, 09/15/54	1,000,000	945,335
NRG Energy
5.750%, 07/15/29(A)	3,000,000	2,985,887
Pacific Gas and Electric
4.500%, 07/01/40	1,000,000	829,095
		7,776,622
Total Corporate Obligations
(Cost $241,820,111)		234,110,979

COLLATERALIZED LOAN OBLIGATIONS — 20.4%
610 Funding CLO 2, Ser 2024-2RA, Cl BR3
6.620%, TSFR3M + 2.350%, 01/20/34 (A)(B)	2,000,000	1,997,776
AMMC CLO 26, Ser 2025-26A, Cl B1R
6.156%, TSFR3M + 1.900%, 04/15/36 (A)(B)	7,500,000	7,476,532
Apidos CLO XL, Ser 2024-40A, Cl CR
6.206%, TSFR3M + 1.950%, 07/15/37 (A)(B)	5,000,000	4,957,195
Apidos CLO XL, Ser 2024-40A, Cl ER
9.856%, TSFR3M + 5.600%, 07/15/37 (A)(B)	1,000,000	986,908
Battalion CLO 17, Ser 2024-17A, Cl CR
6.520%, TSFR3M + 2.250%, 03/09/34 (A)(B)	5,000,000	4,993,655
Battalion CLO XXIII, Ser 2024-23A, Cl BR
6.056%, TSFR3M + 1.800%, 10/15/37 (A)(B)	2,000,000	1,997,668
Battalion CLO XXIII, Ser 2024-23A, Cl DR1
8.206%, TSFR3M + 3.950%, 10/15/37 (A)(B)	3,000,000	3,009,159
Battalion CLO XXVIII, Ser 2025-28A, Cl B
5.923%, TSFR3M + 1.600%, 01/20/38 (A)(B)	1,340,000	1,330,883
Battalion CLO XXVIII, Ser 2025-28A, Cl D1
7.373%, TSFR3M + 3.050%, 01/20/38 (A)(B)	2,000,000	1,965,542

FROST CREDIT FUND April 30, 2025 (Unaudited)

Description	Face Amount	Value
BlueMountain XXX, Ser 2022-30A, Cl ER
10.956%, TSFR3M + 6.700%, 04/15/35 (A)(B)	$2,000,000	$1,987,404
BSL CLO 5, Ser 2024-5A, Cl B
6.015%, TSFR3M + 1.700%, 01/20/38 (A)(B)	5,000,000	4,956,525
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
6.341%, TSFR3M + 2.062%, 04/17/31 (A)(B)	1,250,000	1,244,151
CIFC Funding, Ser 2024-4A, Cl CR
6.179%, TSFR3M + 1.900%, 07/23/37 (A)(B)	1,750,000	1,730,533
CLI Funding IX, Ser 2024-1A, Cl B
5.660%, 07/20/49 (A)	1,862,417	1,861,409
CLI Funding IX, Ser 2024-1A, Cl C
6.000%, 07/20/49 (A)	931,208	922,227
Dryden 76 CLO, Ser 2024-76A, Cl BR2
6.006%, TSFR3M + 1.750%, 10/15/37 (A)(B)	3,000,000	2,992,647
Elmwood CLO 24, Ser 2024-3A, Cl BR
5.880%, TSFR3M + 1.600%, 01/17/38 (A)(B)	4,000,000	3,984,836
GoldenTree Loan Management US CLO 14, Ser 2024-14A, Cl CR
6.170%, TSFR3M + 1.900%, 07/20/37 (A)(B)	5,000,000	4,950,940
GoldenTree Loan Management US CLO 19, Ser 2024-19A, Cl B
6.170%, TSFR3M + 1.900%, 04/20/37 (A)(B)	3,000,000	2,998,431
Golub Capital Partners CLO 17, Ser 2025-17A, Cl CRR
6.502%, TSFR3M + 2.200%, 02/09/39 (A)(B)	3,000,000	2,989,881
Golub Capital Partners, Ser 2017-24A, Cl DR
8.465%, TSFR3M + 4.162%, 11/05/29 (A)(B)	2,000,000	1,994,234
Golub Capital Partners, Ser 2018-36A, Cl B
6.171%, TSFR3M + 1.912%, 02/05/31 (A)(B)	2,000,000	1,998,238
Golub Capital Partners, Ser 2018-36A, Cl C
6.621%, TSFR3M + 2.362%, 02/05/31 (A)(B)	1,500,000	1,498,031
Greystone CRE Notes, Ser 2024-HC3, Cl AS
7.153%, TSFR1M + 2.832%, 03/15/41 (A)(B)	2,000,000	1,985,436
LCM 42, Ser 2024-42A, Cl D1
7.756%, TSFR3M + 3.500%, 01/15/38 (A)(B)	5,000,000	5,001,515

Description	Face Amount	Value
LCM XXII, Ser 2018-22A, Cl BR
6.531%, TSFR3M + 2.262%, 10/20/28 (A)(B)	$384,133	$383,548
Magnetite XLI, Ser 2024-41A, Cl D1
6.913%, TSFR3M + 2.600%, 01/25/38 (A)(B)	750,000	748,351
Magnetite XXIX, Ser 2024-29A, Cl BR
6.006%, TSFR3M + 1.750%, 07/15/37 (A)(B)	4,000,000	3,992,944
Magnetite XXIX, Ser 2024-29A, Cl DR
7.306%, TSFR3M + 3.050%, 07/15/37 (A)(B)	3,000,000	2,961,219
Magnetite XXXVIII, Ser 2024-38A, Cl B
6.256%, TSFR3M + 2.000%, 04/15/37 (A)(B)	2,000,000	2,002,490
Magnetite XXXVIII, Ser 2024-38A, Cl D
7.756%, TSFR3M + 3.500%, 04/15/37 (A)(B)	1,000,000	999,078
Magnetite XXXVIII, Ser 2024-38A, Cl E
10.756%, TSFR3M + 6.500%, 04/15/37 (A)(B)	1,000,000	988,558
MCF CLO VIII, Ser 2024-1A, Cl BR
6.670%, TSFR3M + 2.400%, 04/18/36 (A)(B)	3,000,000	2,996,898
Race Point IX, Ser 2017-9A, Cl BR
6.668%, TSFR3M + 2.412%, 10/15/30 (A)(B)	4,000,000	3,992,680
Race Point IX, Ser 2017-9A, Cl DR
11.418%, TSFR3M + 7.162%, 10/15/30 (A)(B)	2,000,000	1,877,694
Total Collateralized Loan Obligations
(Cost $93,233,168)		92,755,216

ASSET-BACKED SECURITIES — 17.0%
Automotive — 12.2%
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl E
3.120%, 02/14/28 (A)	1,500,000	1,497,985
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl F
4.870%, 11/13/28 (A)	2,600,000	2,589,889
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (A)	1,000,000	1,020,767
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (A)	1,000,000	1,036,871

FROST CREDIT FUND April 30, 2025 (Unaudited)

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl D
6.040%, 07/12/30 (A)	$3,000,000	$3,042,129
American Credit Acceptance Receivables Trust, Ser 2024-4, Cl D
5.340%, 08/12/31 (A)	2,000,000	1,999,172
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl C
7.650%, 07/15/30 (A)	1,000,000	1,050,908
Avid Automobile Receivables Trust, Ser 2021-1, Cl F
5.160%, 10/16/28 (A)	2,000,000	1,995,138
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl D
5.830%, 05/15/30	2,250,000	2,282,002
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (A)	1,000,000	994,342
Carvana Auto Receivables Trust, Ser 2021-N2, Cl E
2.900%, 03/10/28 (A)	1,019,983	981,461
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (A)	1,590,000	1,587,963
Credit Acceptance Auto Loan Trust, Ser 2024-2A, Cl C
6.700%, 10/16/34 (A)	3,000,000	3,107,042
Dext ABS, Ser 2025-1, Cl D
5.650%, 02/15/36 (A)	3,000,000	3,014,418
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl E
6.340%, 10/15/29 (A)	1,443,000	1,330,496
Exeter Automobile Receivables Trust, Ser 2024-5A, Cl E
7.220%, 05/17/32 (A)	3,250,000	3,232,456
Flagship Credit Auto Trust, Ser 2024-3, Cl D
6.110%, 09/16/30 (A)	4,000,000	3,998,867
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (A)	1,000,000	966,634
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl E
4.430%, 10/16/28 (A)	1,500,000	1,454,064
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl E
7.250%, 06/16/31 (A)	3,000,000	2,973,434
GLS Auto Select Receivables Trust, Ser 2024-3A, Cl C
5.920%, 08/15/30 (A)	1,357,000	1,398,271
GLS Auto Select Receivables Trust, Ser 2025-1A, Cl C
5.260%, 03/15/31 (A)	750,000	759,824
Lendbuzz Securitization Trust, Ser 2024-3A, Cl C
5.900%, 11/15/31 (A)	600,000	608,790

Description	Face Amount	Value
Lendbuzz Securitization Trust, Ser 2025-1A, Cl C
5.990%, 01/15/32 (A)	$1,250,000	$1,270,341
NMEF Funding, Ser 2024-A, Cl D
8.750%, 12/15/31 (A)	1,500,000	1,525,758
NMEF Funding, Ser 2025-A, Cl D
8.070%, 07/15/32 (A)	3,000,000	3,013,829
Prestige Auto Receivables Trust, Ser 2024-1A, Cl D
6.210%, 02/15/30 (A)	2,000,000	2,040,307
Prestige Auto Receivables Trust, Ser 2024-2A, Cl E
6.750%, 11/17/31 (A)	1,500,000	1,463,962
SAFCO Auto Receivables Trust, Ser 2024-1A, Cl E
10.850%, 01/18/30 (A)	500,000	517,292
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (A)	1,000,000	1,022,495
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (A)	1,000,000	1,054,158
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl E
10.370%, 04/15/32 (A)	500,000	504,472

		55,335,537
Credit Card — 0.5%
Mercury Financial Credit Card Master Trust, Ser 2024-2A, Cl A
6.560%, 07/20/29 (A)	2,500,000	2,530,372

Other Asset-Backed Securities — 4.3%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl E
5.020%, 12/20/28 (A)	1,348,000	1,344,832
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl E
9.660%, 04/20/32 (A)	1,550,000	1,611,336
Amur Equipment Finance Receivables XIV, Ser 2024-2A, Cl D
5.970%, 10/20/31 (A)	800,000	819,877
Aqua Finance Trust, Ser 2024-A, Cl A
4.810%, 04/18/50 (A)	1,696,311	1,690,414
Audax Senior Debt 6, Ser 2021-6A, Cl B
6.481%, TSFR3M + 2.212%, 10/20/33 (A)(B)	1,000,000	1,000,499
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (A)	998,895	1,010,465
Credibly Asset Securitization II, Ser 2024-1A, Cl C
8.620%, 11/15/29 (A)	2,537,000	2,602,040

FROST CREDIT FUND April 30, 2025 (Unaudited)

Description	Face Amount	Value
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl B
8.440%, 02/20/55 (A)	$888,777	$858,741
Kapitus Asset Securitization IV, Ser 2025-1A, Cl 1A
5.490%, 09/10/31 (A)	1,000,000	1,000,854
Libra Solutions, Ser 2023-1A, Cl B
10.250%, 02/15/35 (A)	180,174	178,476
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	142,490	127,698
NMEF Funding, Ser 2024-A, Cl C
6.330%, 12/15/31 (A)	500,000	504,254
Pawneee Equipment Receivables, Ser 2021-1, Cl E
5.210%, 05/15/28 (A)	353,000	349,469
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	1,000,000	1,010,834
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	16,490	16,326
Textainer Marine Containers VII, Ser 2024-1A, Cl B
5.340%, 08/20/49 (A)	2,808,000	2,789,999
TIC Home Improvement Trust, Ser 2024-A, Cl B
7.890%, 10/15/46 (A)	500,000	514,215
Verizon Master Trust, Ser 2024-8, Cl B
4.820%, 11/20/30	2,120,000	2,132,482

		19,562,811
Total Asset-Backed Securities
(Cost $76,905,581)		77,428,720

MORTGAGE-BACKED SECURITIES — 5.7%
Commercial Mortgage-Backed Obligation — 1.7%
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	1,000,000	657,984
BXMT, Ser 2020-FL2, Cl A
5.593%, TSFR1M + 1.264%, 02/15/38 (A)(B)	166,010	164,914
COMM Mortgage Trust, Ser 2014-UBS6, Cl C
4.399%, 12/10/47 (B)	446,807	440,105
COMM Mortgage Trust, Ser 2015-DC1, Cl D
4.430%, 02/10/48 (A)(B)	1,517,000	953,283
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.208%, 04/25/48 (A)(B)	1,000,000	988,495
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM5, Cl A1
5.649%, 10/25/69 (A)(B)	2,362,757	2,372,481

Description	Face Amount	Value
New Residential Mortgage Loan Trust 2024-NQM1, Ser 2024-NQM1, Cl A1
6.129%, 03/25/64 (A)(C)	$1,305,416	$1,312,820
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	833,703	771,008

		7,661,090
Non-Agency Residential Mortgage-Backed Obligation — 4.0%
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(B)	851,441	830,163
Brean Asset Backed Securities Trust, Ser 2024-RM9, Cl A1
5.000%, 09/25/64 (A)	987,293	971,919
CAFL Issuer, Ser 2023-RTL1, Cl A2
9.300%, 12/28/30 (A)(C)	2,000,000	2,032,121
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	667,895	674,868
PRET Trust, Ser 2025-RPL2, Cl A1
4.000%, 08/25/64 (A)(C)	2,969,126	2,855,439
PRET, Ser 2021-RN3, Cl A1
4.843%, 09/25/51 (A)(C)	567,578	565,372
PRET, Ser 2021-RN4, Cl A2
9.194%, 10/25/51 (A)(B)	1,930,280	1,927,747
PRET, Ser 2024-RN2, Cl A1
7.125%, 04/25/54 (A)(C)	2,158,300	2,170,954
PRET, Ser 2025-NPL2, Cl A1
5.835%, 03/25/55 (A)(C)	2,959,070	2,946,851
Toorak Mortgage Trust, Ser 2024-2, Cl A1
6.329%, 10/25/31 (A)(C)	1,000,000	1,001,486
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/39 (A)(C)	1,000,000	995,769
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (A)(C)	1,026,876	1,002,817

		17,975,506
Total Mortgage-Backed Securities
(Cost $25,920,456)		25,636,596
	Shares
PREFERRED STOCK — 0.8%
Communication Services — 0.8%
MYT Holding LLC
10.000%, 06/07/29 (A)	64,528	83,564
United States Cellular
6.250%, 09/01/69	80,989	1,911,340
5.500%, 03/01/70	83,271	1,828,631
Total Preferred Stock
(Cost $3,851,607)		3,823,535

COMMERCIAL PAPER — 2.4%
Brunswick Corporation
5.160%, 05/01/25 (D)	1,500,000	1,499,795

FROST CREDIT FUND April 30, 2025 (Unaudited)

Description	Shares	Value
Crown Castle Inc.
4.934%, 05/01/25 (D)	$1,500,000	$1,499,799
Dentsply Sirona Inc
5.161%, 05/06/25 (D)	2,000,000	1,998,305
Discovery Communications LLC
5.424%, 05/29/25 (D)	2,000,000	1,991,273
FMC Corp
5.374%, 05/23/25 (D)	1,500,000	1,495,062
Telus Corp
4.988%, 05/21/25 (D)	1,000,000	997,294
Whirlpool Corp
5.258%, 05/09/25 (D)	1,350,000	1,348,290
Total Commercial Paper
(Cost $10,830,940)		10,829,818

REPURCHASE AGREEMENT(E) — 0.6%
Tri Party Overnight
4.300%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $2,500,299 (collateralized by various Government Obligations, ranging in par value $2,000 - $1,719,360, 1.480% - 8.000%, 09/15/2027 - 01/25/2065, with a total market value of $2,651,742)	2,500,000	2,500,000

Total Repurchase Agreement
(Cost $2,500,000)		2,500,000

Total Investments — 98.4%
(Cost $455,061,863)		$447,084,864

Percentages are based on Net Assets of $454,333,071.

‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at April 30, 2025 was $262,947,972 and represents 57.9% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2025. The coupon on a step bond changes on a specific date.
(D)	Interest rate represents the security’s effective yield at the time of purchase.
(E)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

FIA-QH-001-3500

FROST LOW DURATION BOND FUND April 30, 2025 (Unaudited)

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 44.0%
U.S. Treasury Notes
4.375%, 11/30/28	$20,000,000	$20,489,844
4.000%, 01/31/29 to 02/28/30	95,000,000	96,196,875
Total U.S. Treasury Obligations
(Cost $114,299,160)		116,686,719

ASSET-BACKED SECURITIES — 28.3%
Automotive — 14.5%
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl C
5.730%, 07/12/30 (A)	2,000,000	2,018,579
American Credit Acceptance Receivables Trust, Ser 2025-1, Cl C
5.090%, 08/12/31 (A)	5,000,000	5,024,327
Arivo Acceptance Auto Loan Receivables Trust, Ser 2022-1A, Cl A
3.930%, 05/15/28 (A)	78,804	78,572
BMW Vehicle Owner Trust, Ser 2025-A, Cl A4
4.660%, 12/27/32	3,000,000	3,041,084
Bridgecrest Lending Auto Securitization Trust, Ser 2025-1, Cl C
5.150%, 12/17/29	3,810,000	3,835,559
Carmax Auto Owner Trust, Ser 2022-4, Cl D
8.080%, 04/16/29	1,500,000	1,579,276
Flagship Credit Auto Trust, Ser 2024-3, Cl B
5.350%, 07/16/29 (A)	5,000,000	5,059,232
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl D
3.070%, 05/15/28 (A)	4,780,000	4,723,922
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl D
1.420%, 04/15/27 (A)	9,002	8,898
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl B
5.490%, 07/17/28 (A)	400,000	402,481
Lendbuzz Securitization Trust, Ser 2024-2A, Cl B
6.520%, 07/16/29 (A)	1,250,000	1,291,162
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (A)	7,696	7,681
Prestige Auto Receivables Trust, Ser 2021-1A, Cl D
2.080%, 02/15/28 (A)	4,000,000	3,902,462
Prestige Auto Receivables Trust, Ser 2023-2A, Cl C
7.120%, 08/15/29 (A)	4,250,000	4,364,130

Description	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (A)	$3,000,000	$3,075,502

		38,412,867
Credit Card — 1.3%
Continental Finance Credit Card ABS Master Trust, Ser 2021-A, Cl A
2.550%, 12/17/29 (A)	1,523,692	1,519,882
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/31	2,000,000	2,045,481

		3,565,363
Other Asset-Backed Securities — 12.4%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl D
2.910%, 08/21/28 (A)	2,000,000	1,983,813
Aqua Finance Trust, Ser 2021-A, Cl B
2.400%, 07/17/46 (A)	1,000,000	896,898
BXG Receivables Note Trust, Ser 2023-A, Cl A
5.770%, 11/15/38 (A)	2,759,087	2,810,845
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	1,339,757	1,237,354
Dext ABS, Ser 2025-1, Cl B
4.980%, 08/15/35 (A)	2,750,000	2,761,132
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/39 (A)	435,082	443,478
Hilton Grand Vacations Trust, Ser 2024-2A, Cl C
5.990%, 03/25/38 (A)	1,777,580	1,803,119
Hilton Grand Vacations Trust, Ser 2024-3A, Cl A
4.980%, 08/27/40 (A)	2,549,784	2,573,414
Mosaic Solar Loan Trust, Ser 2021-3A, Cl B
1.920%, 06/20/52 (A)	606,508	465,469
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	134,441	129,702
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/61 (A)	2,000,000	1,878,057
Oportun Issuance Trust, Ser 2021-B, Cl A
1.470%, 05/08/31 (A)	762,986	743,296
Oportun Issuance Trust, Ser 2022-A, Cl C
7.400%, 06/09/31 (A)	2,030,000	2,065,942
T-Mobile US Trust, Ser 2025-1A, Cl A
4.740%, 11/20/29 (A)	2,500,000	2,530,589

FROST LOW DURATION BOND FUND April 30, 2025 (Unaudited)

Description	Face Amount	Value
Verizon Master Trust, Ser 2023-4, Cl C
5.650%, 06/20/29	$9,700,000	$9,778,882
Westgate Resorts, Ser 2022-1A, Cl C
2.488%, 08/20/36 (A)	863,777	852,097

		32,954,087
Student Loan — 0.1%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	277,374	262,003

Total Asset-Backed Securities
(Cost $75,038,460)		75,194,320

CORPORATE OBLIGATIONS — 18.6%
Communication Services — 2.1%
News
3.875%, 05/15/29 (A)	6,000,000	5,645,193

Consumer Discretionary — 1.5%
Hyundai Capital America
5.300%, 01/08/29 (A)	4,000,000	4,037,320

Financials — 2.8%
Capital One Financial
5.463%, SOFRRATE + 1.560%, 07/26/30(B)	4,000,000	4,064,895
Golub Capital BDC
7.050%, 12/05/28	1,200,000	1,251,349
JPMorgan Chase
4.995%, SOFRRATE + 1.125%, 07/22/30(B)	2,000,000	2,028,919
		7,345,163
Industrials — 3.9%
Delta Air Lines
7.000%, 05/01/25(A)	5,000,000	5,000,000
MasTec
6.625%, 08/15/29(A)	5,173,000	5,165,240
		10,165,240
Information Technology — 7.2%
Crowdstrike Holdings
3.000%, 02/15/29	7,287,000	6,757,103
Gartner
3.625%, 06/15/29(A)	5,000,000	4,689,315
Kyndryl Holdings
2.050%, 10/15/26	8,000,000	7,716,256
		19,162,674
Real Estate — 1.1%
COPT Defense Properties
2.250%, 03/15/26 ‡	3,000,000	2,926,959

Total Corporate Obligations
(Cost $50,292,533)		49,282,549

U.S. GOVERNMENT AGENCY OBLIGATION — 3.8%
FHLB
5.050%, 10/24/31	10,000,000	9,999,455
Total U.S. Government Agency Obligation
(Cost $10,000,000)		9,999,455

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 0.6%
Commercial Mortgage-Backed Obligation — 0.3%
Benchmark Mortgage Trust, Ser 2020-B19, Cl A2
1.691%, 09/15/53	$935,695	$920,680

Non-Agency Residential Mortgage-Backed Obligation — 0.3%
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	667,895	674,868

Total Mortgage-Backed Securities
(Cost $1,627,745)		1,595,548
	Shares
COMMERCIAL PAPER — 1.9%
Dentsply Sirona Inc
5.161%, 05/06/25 (C)	1,216,000	1,214,969
HA Sustainable
5.211%, 05/06/25 (C)	1,000,000	999,115
Leggett & Platt Inc
5.165%, 05/19/25 (C)	1,000,000	997,555
Whirlpool Corp
5.258%, 05/09/25 (C)	2,000,000	1,997,468
Total Commercial Paper
(Cost $5,209,500)		5,209,107

REPURCHASE AGREEMENT(D) — 2.4%
Tri Party Overnight
4.300%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $6,300,753 (collateralized by various Government Obligations, ranging in par value $500,000 - $3,810,000, 3.875% - 8.375%, 12/10/2027 - 02/15/2061, with a total market value of $6,482,339)	6,300,000	6,300,000

Total Repurchase Agreement
(Cost $6,300,000)		6,300,000

Total Investments — 99.6%
(Cost $262,767,398)		$264,267,698

Percentages are based on Net Assets of $265,317,666.

‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at April 30, 2025 was $80,125,974 and represents 30.2% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Interest rate represents the security’s effective yield at the time of purchase.

FROST LOW DURATION BOND FUND April 30, 2025 (Unaudited)

(D)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

FIA-QH-001-3500

Glossary April 30, 2025 (Unaudited)

Fund Abbreviations
ABS — Asset-Backed Security
Cl — Class
CLO — Collateralized Loan Obligation
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — 1 Year US Treasury Yield Curve Constant Maturity Rate
H15T5Y — 5 Year US Treasury Yield Curve Constant Maturity Rate
IO — Interest Only - face amount represents notional amount
LLC — Limited Liability Company
MTN — Medium Term Note
PSF-GTD — Texas Public School Fund Guarantee
RB — Revenue Bond
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index
SOFR30A — Secured Overnight Financing Rate 30 Day Average
SOFRRATE — Secured Overnight Financing Rate
STRIPS — Separately Traded Registered Interest and Principal Securities
TA — Tax Allocation
TSFR1M — 1 Month CME Term Secured
TSFR3M — 3 Month CME Term Secured
US0001M — ICE LIBOR USD 1 Month

Currency Abbreviations
USD — U.S. Dollar